FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999
           Check here if Amendment [ ]: Amendment Number: ___________

                        This Amendment (Check only one):
                          Is a reinstatement.
                          Adds new holdings entities.

Institutional Investment Manager filing this Report:

Name:  Nomura Securities (Bermuda) Ltd.
Address: P. O. Box HM 3354, Hamilton, HM PX Bermuda


Form 13F File Number: 28-04993



         The Institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory P. Gnall_________________________________________________________
Title:    Director______________________________________________________________

Phone:  212-667-1711____________________________________________________________


Signature, Place and Date of Signing:

\s\ Gregory P. Gnall
(Signature)

New York, New York_
(City, State)

February 14, 2000
(Date)

Report Type (Check only one):

o 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

X 13F NOTICE. (Check here if no holdings repeated are in this report, and all holdings are reported by other reporting manager(s).)

o 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

List of other managers reporting for this manager. (If there are no entities in this list, omit this section.)

Form 13F File Number: 28- 04979_________________________________________________

Name: Nomura Securities Company, Ltd.___________________________________________

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
            None________________________________________________________________
         -----------------------------------------------------------------------
Form 13F Information Table Entry Total:
         -----------------------------------------------------------------------
Form 13F Information Table Value Total:
         $ __________________(thousands)

List of Other Included managers:



         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)




No. ___________________________________________________________________________
Form 13F File Number 28- _______________________________________________________
Name _________________________________________________________________________

(Repeat as necessary.)